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                                 UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-Q

                   QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS
    OF REGISTERED MANAGEMENT INVESTMENT COMPANY

  Investment Company Act file number 811-21460

                       Pioneer Series Trust II
               (Exact name of registrant as specified in charter)

                       60 State Street, Boston, MA 02109
              (Address of principal executive offices) (ZIP code)

            Terrence J. Cullen, Pioneer Investment Management, Inc.,
                       60 State Street, Boston, MA 02109
                    (Name and address of agent for service)

Registrant's telephone number, including area code:  (617) 742-7825

Date of fiscal year end:  December 31

Date of reporting period:  March 31, 2013

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after close of the first and third fiscal quarters, pursuant to Rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5).  The Commission may
use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget
("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW,
Washington, DC 20549-0609.  The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. Schedule of Investments.

 Pioneer Growth Opportunities Fund

 Schedule of Investments 3/28/2013

 Shares

 Value

 COMMON STOCKS - 95.4%

 Energy - 8.8%

 Oil & Gas Equipment & Services - 1.8%

 381,084

 Basic Energy Services, Inc. *

 $

 5,209,418

 85,600

 Dresser-Rand Group, Inc. *

 5,278,096

 $

 10,487,514

 Oil & Gas Exploration & Production - 5.6%

 107,200

 Bonanza Creek Energy, Inc. *

 $

 4,145,424

 208,043

 Cabot Oil & Gas Corp.

 14,065,783

 261,370

 Comstock Resources, Inc. *

 4,247,262

 89,500

 Gulfport Energy Corp. *

 4,101,785

 60,300

 Oasis Petroleum, Inc. *

 2,295,621

 100,900

 Trilogy Energy Corp.

 2,908,239

 $

 31,764,114

 Oil & Gas Refining & Marketing - 0.6%

 96,800

 Western Refining, Inc.

 $

 3,427,688

 Oil & Gas Storage & Transportation - 0.8%

 82,300

 SemGroup Corp. *

 $

 4,256,556

 Total Energy

 $

 49,935,872

 Materials - 6.7%

 Commodity Chemicals - 1.0%

 58,100

 Westlake Chemical Corp.

 $

 5,432,350

 Fertilizers & Agricultural Chemicals - 0.7%

 90,100

 The Scotts Miracle-Gro Co.

 $

 3,895,924

 Industrial Gases - 0.5%

 29,700

 Airgas, Inc.

 $

 2,945,052

 Specialty Chemicals - 2.7%

 420,600

 Flotek Industries, Inc. *

 $

 6,876,810

 109,500

 WR Grace & Co. *

 8,487,345

 $

 15,364,155

 Construction Materials - 1.8%

 87,400

 Eagle Materials, Inc.

 $

 5,823,462

 82,100

 Vulcan Materials Co.

 4,244,570

 $

 10,068,032

 Total Materials

 $

 37,705,513

 Capital Goods - 5.6%

 Construction & Engineering - 1.3%

 593,600

 Great Lakes Dredge & Dock Corp.

 $

 3,994,928

 113,500

 KBR, Inc.

 3,641,080

 $

 7,636,008

 Electrical Components & Equipment - 0.4%

 30,500

 Acuity Brands, Inc.

 $

 2,115,175

 Construction & Farm Machinery & Heavy Trucks - 1.7%

 81,200

 Joy Global, Inc.

 $

 4,833,024

 241,300

 The Manitowoc Co., Inc.

 4,961,128

 $

 9,794,152

 Industrial Machinery - 2.2%

 106,500

 Chart Industries, Inc. *

 $

 8,521,065

 96,880

 Kennametal, Inc.

 3,782,195

 $

 12,303,260

 Total Capital Goods

 $

 31,848,595

 Commercial Services & Supplies - 6.2%

 Diversified Support Services - 2.6%

 194,000

 Mobile Mini, Inc. *

 $

 5,709,420

 270,500

 Performant Financial Corp. *

 3,321,740

 105,500

 United Rentals, Inc. *

 5,799,335

 $

 14,830,495

 Human Resource & Employment Services - 2.7%

 229,631

 On Assignment, Inc. *

 $

 5,811,961

 382,100

 WageWorks, Inc. *

 9,563,963

 $

 15,375,924

 Research & Consulting Services - 0.9%

 42,611

 CoStar Group, Inc. *

 $

 4,664,200

 Total Commercial Services & Supplies

 $

 34,870,619

 Transportation - 6.1%

 Air Freight & Logistics - 0.7%

 227,000

 XPO Logistics, Inc. *

 $

 3,822,680

 Airlines - 2.7%

 104,200

 Alaska Air Group, Inc. *

 $

 6,664,632

 28,320

 Allegiant Travel Co.

 2,514,250

 351,200

 US Airways Group, Inc. *

 5,959,864

 $

 15,138,746

 Marine - 0.5%

 271,776

 Diana Shipping, Inc. *

 $

 2,897,132

 Railroads - 0.7%

 46,000

 Genesee & Wyoming, Inc. *

 $

 4,283,060

 Trucking - 1.5%

 152,600

 Avis Budget Group, Inc. *

 $

 4,246,858

 311,400

 Swift Transportation Co. *

 4,415,652

 $

 8,662,510

 Total Transportation

 $

 34,804,128

 Consumer Durables & Apparel - 5.4%

 Home Furnishings - 0.5%

 85,200

 Ethan Allen Interiors, Inc.

 $

 2,804,784

 Housewares & Specialties - 0.6%

 45,700

 Tupperware Brands Corp.

 $

 3,735,518

 Apparel, Accessories & Luxury Goods - 3.2%

 58,301

 Carter's, Inc. *

 $

 3,338,898

 168,700

 G-III Apparel Group, Ltd. *

 6,766,557

 173,500

 Hanesbrands, Inc. *

 7,904,660

 $

 18,010,115

 Footwear - 1.1%

 421,056

 Crocs, Inc. *

 $

 6,240,050

 Total Consumer Durables & Apparel

 $

 30,790,467

 Consumer Services - 2.6%

 Leisure Facilities - 0.9%

 71,400

 Six Flags Entertainment Corp.

 $

 5,175,072

 Restaurants - 0.6%

 36,200

 Buffalo Wild Wings, Inc. *

 $

 3,168,586

 Education Services - 1.1%

 49,600

 American Public Education, Inc. *

 $

 1,730,544

 171,863

 Grand Canyon Education, Inc. *

 4,363,602

 $

 6,094,146

 Total Consumer Services

 $

 14,437,804

 Media - 1.4%

 Movies & Entertainment - 1.4%

 273,219

 Cinemark Holdings, Inc.

 $

 8,043,567

 Total Media

 $

 8,043,567

 Retailing - 5.5%

 Distributors - 0.9%

 223,500

 LKQ Corp. *

 $

 4,863,360

 Internet Retail - 0.9%

 157,775

 HomeAway, Inc. *

 $

 5,127,688

 Apparel Retail - 1.9%

 95,100

 Abercrombie & Fitch Co.

 $

 4,393,620

 135,400

 American Eagle Outfitters, Inc.

 2,531,980

 133,000

 Francesca's Holdings Corp. *

 3,811,780

 $

 10,737,380

 Home Improvement Retail - 0.5%

 42,100

 Lumber Liquidators Holdings, Inc. *

 $

 2,956,262

 Specialty Stores - 1.3%

 98,908

 Five Below, Inc. *

 $

 3,747,624

 76,500

 Vitamin Shoppe, Inc. *

 3,737,025

 $

 7,484,649

 Total Retailing

 $

 31,169,339

 Food & Staples Retailing - 0.3%

 Food Retail - 0.3%

 79,998

 Natural Grocers by Vitamin Cottage, Inc. *

 $

 1,803,955

 Total Food & Staples Retailing

 $

 1,803,955

 Food, Beverage & Tobacco - 3.0%

 Packaged Foods & Meats - 3.0%

 140,700

 B&G Foods, Inc.

 $

 4,289,943

 129,400

 Flowers Foods, Inc.

 4,262,436

 152,500

 Green Mountain Coffee Roasters, Inc. *

 8,655,900

 $

 17,208,279

 Total Food, Beverage & Tobacco

 $

 17,208,279

 Health Care Equipment & Services - 9.2%

 Health Care Equipment - 4.7%

 360,953

 ABIOMED, Inc. *

 $

 6,738,993

 232,025

 Conceptus, Inc. *

 5,603,404

 163,000

 Hologic, Inc. *

 3,683,800

 219,000

 Insulet Corp. *

 5,663,340

 240,200

 Masimo Corp.

 4,712,724

 $

 26,402,261

 Health Care Supplies - 3.5%

 153,700

 Align Technology, Inc. *

 $

 5,150,487

 232,700

 Endologix, Inc. *

 3,758,105

 113,400

 Haemonetics Corp. *

 4,724,244

 270,844

 Quidel Corp. *

 6,432,545

 $

 20,065,381

 Health Care Facilities - 1.0%

 207,400

 Brookdale Senior Living, Inc. *

 $

 5,782,312

 Total Health Care Equipment & Services

 $

 52,249,954

 Pharmaceuticals, Biotechnology & Life Sciences - 10.2%

 Biotechnology - 4.3%

 281,549

 Alkermes Plc *

 $

 6,675,527

 132,300

 Cubist Pharmaceuticals, Inc. *

 6,194,286

 400,200

 Neurocrine Biosciences, Inc. *

 4,858,428

 613,900

 NPS Pharmaceuticals, Inc. *

 6,255,641

 $

 23,983,882

 Pharmaceuticals - 5.9%

 52,700

 Actavis, Inc. *

 $

 4,854,197

 378,900

 Akorn, Inc. *

 5,240,187

 111,805

 Jazz Pharmaceuticals Plc *

 6,251,018

 213,400

 Salix Pharmaceuticals, Ltd. *

 10,921,812

 250,135

 ViroPharma, Inc. *

 6,293,397

 $

 33,560,611

 Total Pharmaceuticals, Biotechnology & Life Sciences

 $

 57,544,493

 Banks - 1.1%

 Regional Banks - 1.1%

 77,400

 Signature Bank *

 $

 6,096,024

 Total Banks

 $

 6,096,024

 Diversified Financials - 5.7%

 Consumer Finance - 0.8%

 77,500

 First Cash Financial Services, Inc. *

 $

 4,521,350

 Asset Management & Custody Banks - 3.1%

 20,500

 Affiliated Managers Group, Inc. *

 $

 3,148,185

 167,800

 Ares Capital Corp.

 3,037,180

 72,000

 Financial Engines, Inc.

 2,607,840

 167,900

 Walter Investment Management Corp. *

 6,254,275

 271,300

 WisdomTree Investments, Inc. *

 2,821,520

 $

 17,869,000

 Investment Banking & Brokerage - 1.8%

 531,425

 E*TRADE Financial Corp. *

 $

 5,691,562

 102,300

 Evercore Partners, Inc.

 4,255,680

 $

 9,947,242

 Total Diversified Financials

 $

 32,337,592

 Real Estate - 0.3%

 Specialized REIT's - 0.3%

 55,014

 Sabra Health Care Real Estate Investment Trust, Inc.

 $

 1,595,956

 Total Real Estate

 $

 1,595,956

 Software & Services - 11.9%

 Internet Software & Services - 1.9%

 245,425

 ExactTarget, Inc. *

 $

 5,711,040

 216,800

 SciQuest, Inc. *

 5,211,872

 $

 10,922,912

 IT Consulting & Other Services - 1.6%

 169,000

 Gartner, Inc. *

 $

 9,195,290

 Data Processing & Outsourced Services - 2.7%

 218,700

 Vantiv, Inc. *

 $

 5,191,938

 80,100

 WEX, Inc. *

 6,287,850

 252,000

 WNS Holdings, Ltd. (A.D.R.) *

 3,714,480

 $

 15,194,268

 Application Software - 4.9%

 136,033

 Aspen Technology, Inc. *

 $

 4,392,506

 104,100

 Guidewire Software, Inc. *

 4,001,604

 182,800

 Nuance Communications, Inc. *

 3,688,904

 152,900

 QLIK Technologies, Inc. *

 3,949,407

 72,500

 Solera Holdings, Inc. *

 4,228,925

 378,440

 Tangoe, Inc. *

 4,688,872

 27,833

 Ultimate Software Group, Inc. *

 2,899,085

 $

 27,849,303

 Systems Software - 0.8%

 29,300

 CommVault Systems, Inc. *

 $

 2,402,014

 50,600

 Imperva, Inc. *

 1,948,100

 $

 4,350,114

 Total Software & Services

 $

 67,511,887

 Technology Hardware & Equipment - 2.1%

 Communications Equipment - 1.6%

 196,400

 Aruba Networks, Inc. *

 $

 4,858,936

 179,545

 Finisar Corp. *

 2,368,199

 298,746

 Meru Networks, Inc. *

 2,016,536

 $

 9,243,671

 Electronic Manufacturing Services - 0.5%

 43,200

 IPG Photonics Corp.

 $

 2,868,912

 Total Technology Hardware & Equipment

 $

 12,112,583

 Semiconductors & Semiconductor Equipment - 3.3%

 Semiconductors - 3.3%

 219,500

 Monolithic Power Systems, Inc.

 $

 5,349,215

 187,500

 Semtech Corp. *

 6,635,625

 301,200

 Skyworks Solutions, Inc. *

 6,635,436

 $

 18,620,276

 Total Semiconductors & Semiconductor Equipment

 $

 18,620,276

 TOTAL COMMON STOCKS

 (Cost $413,092,253)

 $

 540,686,903

 TOTAL INVESTMENT IN SECURITIES - 95.4%

 (Cost $413,092,253) (a)

 $

 540,686,903

 OTHER ASSETS & LIABILITIES - 4.6%

 $

 26,215,083

 TOTAL NET ASSETS - 100.0%

 $

 566,901,986

 *

 Non-income producing security.

 (A.D.R.)

 American Depositary Receipts.

 REIT

 Real Estate Investment Trust.

 (a)

 At March 28, 2013, the net unrealized gain on investments based on cost for federal Income tax purposes of $418,319,905 was as follows:

 Aggregate gross unrealized gain for all investments in which there is an excess of value over tax cost

 $

 132,249,341

 Aggregate gross unrealized loss for all investments in which there is an excess of tax cost over value

 (9,882,343)

 Net unrealized gain

 $

 122,366,998

 Various inputs are used in determining the value of the Fund's investments.  These inputs are summarized in the three broad levels listed below.

 Level 1 – quoted prices in active markets for identical securities

 Level 2 – other significant observable inputs (Including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.) See Notes to Financial Statements - Note 1A.

 Level 3 – significant unobservable inputs (Including the Fund’s own assumptions in determining fair value of investments) See Notes to Financial Statements - Note 1A.

 Generally, equity securities are categorized as Level 1, fixed income securities and senior loans as Level 2 and securities valued using fair value methods (other than prices supplied by independent pricing services) are categorized as Level 3.

 See Notes to Financial Statements - Note 1A.

 The following is a summary of the inputs used as of March 28, 2013, in valuing the Fund’s investments:

 Level 1

 Level

 Level 3

 Total

 Common Stocks

$
540,686,903

$
-

$
-

$
540,686,903

 Total

$
540,686,903

$
-

$
-

$
540,686,903

 During the year ended March 28, 2013, there were no transfers between Levels 1, 2 and 3.

 Pioneer AMT-Free Municipal Fund

 Schedule of Investments 3/31/2013 (unaudited)

 Shares

 Floating

 Rate (b)

 Value

 COMMON STOCKS - 0.1%

 Commercial Services & Supplies - 0.1%

 Research & Consulting Services - 0.1%

 200

 Center For Medical Science, Inc. (144A) *

 $

 640,000

 Total Commercial Services & Supplies

 $

 640,000

 TOTAL COMMON STOCKS

 (Cost $640,000)

 $

 640,000

 Principal

 Amount ($)

 MUNICIPAL BONDS - 97.7%

 Alabama - 0.2%

 1,500,000

 Sylacauga Health Care Authority, 6.0%, 8/1/35

 $

 1,518,105

 Arizona - 4.4%

 5,145,000

 Arizona Health Facilities Authority, 5.5%, 1/1/38

 $

 5,667,989

 3,060,000

 Maricopa County High School District No. 210-Phoenix, 3.5%, 7/1/25

 3,123,281

 1,000,000

 Maricopa County Pollution Control Corp., 5.0%, 6/1/35

 1,097,060

 4,000,000

 Phoenix Civic Improvement Corp., 7/1/25

 4,784,600

 8,005,000

 Phoenix Civic Improvement Corp., 7/1/26

 9,569,657

 10,000,000

 Phoenix Civic Improvement Corp., 7/1/43

 11,880,000

 3,470,000

 Pima County Industrial Development Authority, 5.0%, 7/1/20

 3,990,153

 500,000

 Pima County Industrial Development Authority, 6.1%, 6/1/45

 518,390

 949,000

 Pima County Industrial Development Authority, 6.75%, 7/1/31

 950,860

 $

 41,581,990

 California - 11.9%

 10,000,000

 Alameda Corridor Transportation Authority, 0.0%, 10/1/31 (c)

 $

 4,286,300

 13,865,000

 Anaheim Public Financing Authority, 0.0%, 9/1/23 (c)

 9,671,253

 12,595,000

 Anaheim Public Financing Authority, 0.0%, 9/1/36 (c)

 3,541,714

 1,000,000

 California Educational Facilities Authority, 5.25%, 4/1/40

 1,377,790

 2,000,000

 California Health Facilities Financing Authority, 5.625%, 7/1/32

 2,191,900

 4,000,000

 California Municipal Finance Authority, 5.25%, 2/1/37

 4,187,800

 4,875,000

 California Statewide Communities Development Authority, 5.0%, 5/15/30

 5,042,992

 4,125,000

 California Statewide Communities Development Authority, 5.0%, 5/15/38

 4,214,595

 6,455,000

 California Statewide Communities Development Authority, 5.0%, 8/15/47

 6,706,487

 10,000,000

 California Statewide Communities Development Authority, 5.25%, 11/15/48

 11,115,900

 4,000,000

 California Statewide Communities Development Authority, 5.375%, 12/1/37

 4,224,320

 10,000,000

 California Statewide Communities Development Authority, 5.75%, 7/1/47

 11,474,800

 4,000,000

 California Statewide Communities Development Authority, 5.75%, 8/15/38

 4,534,760

 1,000,000

 Franklin-Mckinley School District, 6.0%, 7/1/16

 1,161,450

 2,100,000

 Fresno Joint Powers Financing Authority, 4.75%, 9/1/28

 2,080,680

 15,000,000

 Golden State Tobacco Securitization Corp., 5.125%, 6/1/47

 13,101,300

 3,000,000

 Long Beach Bond Finance Authority, 5.5%, 11/15/37

 3,659,340

 2,180,000

 Pomona Unified School District, 6.55%, 8/1/29

 2,855,735

 1,000,000

 Redding Redevelopment Agency, 4.5%, 9/1/26

 1,004,040

 3,000,000

 Rialto Redevelopment Agency, 6.25%, 9/1/37

 3,225,690

 1,500,000

 San Jose Evergreen Community College District, 5.0%, 8/1/41

 1,699,635

 2,085,000

 San Juan Unified School District, 5.0%, 8/1/25

 2,500,832

 1,500,000

 Santa Cruz County Redevelopment Agency, 6.625%, 9/1/29

 1,778,955

 1,405,000

 Santa Maria Joint Union High School District, 0.0%, 8/1/27 (c)

 748,444

 3,500,000

 Saugus Union School District, 0.0%, 8/1/23 (c)

 2,404,815

 3,750,000

 Tobacco Securitization Authority of Southern California, 5.0%, 6/1/37

 3,380,288

 1,125,000

 Tobacco Securitization Authority of Southern California, 5.125%, 6/1/46

 989,752

 $

 113,161,567

 Colorado - 4.3%

 2,750,000

 5.25

 Colorado Health Facilities Authority, Floating Rate Note, 11/15/35

 $

 3,036,605

 15,000,000

 E-470 Public Highway Authority, 0.0%, 9/1/23 (c)

 10,007,550

 5,000,000

 E-470 Public Highway Authority, 0.0%, 9/1/27 (c)

 2,627,650

 12,500,000

 Public Authority for Colorado Energy, 6.5%, 11/15/38

 17,159,250

 2,500,000

 Regional Transportation District, 6.0%, 1/15/26

 2,961,125

 1,250,000

 Regional Transportation District, 6.0%, 1/15/34

 1,425,450

 1,000,000

 Regional Transportation District, 6.0%, 1/15/41

 1,149,990

 2,000,000

 Regional Transportation District, 6.5%, 1/15/30

 2,387,580

 $

 40,755,200

 Connecticut - 0.9%

 4,795,000

 Connecticut State Health & Educational Facility Authority, 5.0%, 7/1/42

 $

 5,291,954

 1,000,000

 Connecticut State Health & Educational Facility Authority, 5.5%, 7/1/17

 1,006,100

 2,470,000

 Mohegan Tribe of Indians of Connecticut, 6.25%, 1/1/31

 2,471,803

 $

 8,769,857

 Delaware - 0.6%

 5,000,000

 Delaware State Economic Development Authority, 5.375%, 10/1/45

 $

 5,295,700

 District of Columbia - 1.9%

 10,000,000

 District of Columbia Tobacco Settlement Financing Corp., 6.75%, 5/15/40

 $

 10,399,800

 7,950,000

 District of Columbia, 4.25%, 6/1/37

 8,065,036

 $

 18,464,836

 Florida - 6.0%

 7,500,000

 City of Tallahassee Florida, 6.375%, 12/1/30

 $

 7,621,650

 520,000

 County of Madison Florida, 6.0%, 7/1/25

 511,103

 5,000,000

 County of Miami-Dade Florida Aviation Revenue, 5.5%, 10/1/41

 5,699,200

 4,885,000

 County of Miami-Dade Florida, 5.0%, 6/1/22

 5,258,898

 8,000,000

 Escambia County Health Facilities Authority, 5.25%, 11/15/32

 8,104,960

 3,000,000

 Escambia County Health Facilities Authority, 6.0%, 8/15/36

 3,402,570

 1,390,000

 Florida Development Finance Corp., 6.0%, 9/15/30

 1,491,776

 1,830,000

 Greater Orlando Aviation Authority, 5.0%, 10/1/25

 2,149,866

 2,255,000

 Lee County Industrial Development Authority Florida, 4.75%, 6/15/14

 2,287,021

 2,000,000

 Lee County Industrial Development Authority Florida, 5.375%, 6/15/37

 2,006,180

 3,400,000

 St. Johns County Industrial Development Authority, 6.0%, 8/1/45

 3,792,088

 13,780,000

 Tampa-Hillsborough County Expressway Authority, 4.0%, 7/1/34 (Pre-Refunded)

 15,027,366

 $

 57,352,678

 Georgia - 2.0%

 5,750,000

 Burke County Development Authority, 7.0%, 1/1/23

 $

 6,773,615

 3,970,000

 City of Atlanta Georgia Department of Aviation, 5.0%, 1/1/28

 4,544,499

 5,000,000

 Main Street Natural Gas, Inc., 5.5%, 9/15/28

 6,005,200

 1,500,000

 Municipal Electric Authority of Georgia, 5.625%, 1/1/26

 1,785,840

 $

 19,109,154

 Illinois - 3.3%

 3,000,000

 Illinois Finance Authority, 5.1%, 8/15/31

 $

 3,162,450

 1,580,000

 Illinois Finance Authority, 5.25%, 10/1/24

 1,693,428

 1,000,000

 Illinois Finance Authority, 5.25%, 5/1/40

 1,055,620

 4,000,000

 Illinois Finance Authority, 5.5%, 8/15/30

 4,279,680

 1,600,000

 Illinois Finance Authority, 6.0%, 8/15/25

 1,688,096

 1,000,000

 Illinois Finance Authority, 6.125%, 5/15/27

 1,035,750

 5,000,000

 Illinois Finance Authority, 6.5%, 4/1/39

 5,672,700

 20,000,000

 Metropolitan Pier & Exposition Authority, 0.0%, 6/15/39

 5,565,000

 5,000,000

 Metropolitan Pier & Exposition Authority, 7.0%, 7/1/26 (Pre-Refunded)

 7,158,750

 $

 31,311,474

 Indiana - 2.3%

 3,500,000

 Delaware County Hospital Authority Indiana, 5.0%, 8/1/24

 $

 3,746,785

 2,000,000

 Indiana Bond Bank, 5.5%, 2/1/29

 2,304,300

 2,000,000

 Indiana Finance Authority, 6.0%, 12/1/26

 2,112,400

 5,000,000

 Indiana Health & Educational Facilities Financing Authority, 4.75%, 2/15/34

 5,193,300

 7,000,000

 Indiana Health & Educational Facilities Financing Authority, 5.0%, 2/15/39

 7,453,740

 500,000

 Indianapolis Local Public Improvement Bond Bank, 6.0%, 1/10/20

 576,800

 335,000

 Indianapolis Local Public Improvement Bond Bank, 6.75%, 2/1/14 (Pre-Refunded)

 352,628

 260,000

 Lawrence Township Metropolitan School District, 6.75%, 7/5/13

 264,077

 $

 22,004,030

 Louisiana - 2.7%

 6,000,000

 Jefferson Parish Hospital Service District No. 2, 6.375%, 7/1/41

 $

 7,002,540

 615,000

 Louisiana Local Government Environmental Facilities & Community Development Authority, 5.25%, 12/1/18

 645,682

 10,000,000

 Louisiana Public Facilities Authority, 5.5%, 5/15/47

 10,566,600

 500,000

 Louisiana State Citizens Property Insurance Corp., 5.0%, 6/1/24

 576,330

 400,000

 Louisiana State Citizens Property Insurance Corp., 5.0%, 6/1/24

 455,576

 3,000,000

 Parish of St. John the Baptist Louisiana, 5.125%, 6/1/37

 3,175,740

 3,000,000

 Tobacco Settlement Financing Corp. Louisiana, 5.875%, 5/15/39

 3,037,500

 $

 25,459,968

 Maine - 1.0%

 4,500,000

 Maine Health & Higher Educational Facilities Authority, 6.75%, 7/1/36

 $

 5,447,250

 3,040,000

 Maine Health & Higher Educational Facilities Authority, 6.95%, 7/1/41

 3,689,040

 $

 9,136,290

 Maryland - 1.4%

 3,000,000

 County of Frederick Maryland, 5.625%, 9/1/38

 $

 3,020,700

 900,000

 Maryland Economic Development Corp., 5.0%, 12/1/16

 820,764

 400,000

 Maryland Economic Development Corp., 5.0%, 12/1/16

 364,784

 1,000,000

 Maryland Economic Development Corp., 5.0%, 12/1/31

 684,690

 1,200,000

 Maryland Economic Development Corp., 5.75%, 9/1/25

 1,330,872

 2,000,000

 Maryland Economic Development Corp., 6.2%, 9/1/22

 2,455,680

 4,400,000

 Maryland Health & Higher Educational Facilities Authority, 5.75%, 7/1/38

 4,898,212

 $

 13,575,702

 Massachusetts - 10.2%

 4,000,000

 City of Pittsfield Massachusetts, 5.0%, 3/1/19

 $

 4,811,440

 2,000,000

 Massachusetts Development Finance Agency, 4.0%, 10/1/35

 2,059,040

 2,500,000

 Massachusetts Development Finance Agency, 4.0%, 9/1/49

 2,397,625

 1,000,000

 Massachusetts Development Finance Agency, 5.0%, 10/1/21

 1,220,690

 1,000,000

 Massachusetts Development Finance Agency, 5.0%, 10/1/22

 1,202,600

 1,000,000

 Massachusetts Development Finance Agency, 5.0%, 10/1/30

 1,104,130

 500,000

 Massachusetts Development Finance Agency, 5.0%, 10/1/31

 553,225

 1,585,000

 Massachusetts Development Finance Agency, 5.0%, 6/1/25

 1,861,297

 1,250,000

 Massachusetts Development Finance Agency, 5.0%, 9/1/50

 1,367,862

 1,000,000

 Massachusetts Development Finance Agency, 5.125%, 7/1/26

 1,112,590

 235,000

 Massachusetts Development Finance Agency, 5.15%, 10/1/14

 240,476

 1,680,000

 Massachusetts Development Finance Agency, 5.25%, 10/1/29

 1,780,061

 3,320,000

 Massachusetts Development Finance Agency, 5.25%, 10/1/37

 3,461,830

 1,980,000

 Massachusetts Development Finance Agency, 5.375%, 4/1/41

 2,210,947

 500,000

 Massachusetts Development Finance Agency, 5.5%, 1/1/35

 504,450

 1,100,000

 Massachusetts Development Finance Agency, 5.625%, 10/1/24

 1,135,200

 1,000,000

 Massachusetts Development Finance Agency, 5.7%, 10/1/34

 1,026,220

 6,185,000

 Massachusetts Development Finance Agency, 5.75%, 1/1/42

 8,024,233

 2,635,000

 Massachusetts Development Finance Agency, 6.25%, 10/15/17

 2,871,201

 1,000,000

 Massachusetts Development Finance Agency, 6.75%, 1/1/36

 1,205,490

 1,000,000

 Massachusetts Development Finance Agency, 7.0%, 7/1/42

 1,176,270

 2,000,000

 Massachusetts Health & Educational Facilities Authority, 4.125%, 10/1/37

 2,085,540

 4,500,000

 Massachusetts Health & Educational Facilities Authority, 4.625%, 8/15/28

 4,463,100

 3,750,000

 Massachusetts Health & Educational Facilities Authority, 5.25%, 7/1/38

 3,986,512

 1,550,000

 Massachusetts Health & Educational Facilities Authority, 5.25%, 7/15/18

 1,552,712

 2,335,000

 Massachusetts Health & Educational Facilities Authority, 5.375%, 7/1/35

 2,506,482

 12,000,000

 Massachusetts Health & Educational Facilities Authority, 5.5%, 7/1/32

 16,665,600

 1,000,000

 Massachusetts Port Authority, 5.0%, 7/1/32

 1,153,590

 1,000,000

 Massachusetts Port Authority, 5.0%, 7/1/33

 1,147,520

 7,000,000

 Massachusetts School Building Authority, 5.0%, 8/15/29

 8,268,890

 3,975,000

 Massachusetts State College Building Authority, 5.0%, 5/1/28

 4,617,122

 2,000,000

 Town of Chatham Massachusetts, 3.5%, 6/15/37

 1,996,680

 4,500,000

 Town of Wilmington Massachusetts, 4.0%, 3/15/37

 4,661,280

 2,500,000

 University of Massachusetts Building Authority, 5.0%, 11/1/39

 2,838,125

 $

 97,270,030

 Michigan - 1.9%

 3,000,000

 City of Detroit Michigan Water Supply System Revenue, 6.25%, 7/1/36

 $

 3,461,700

 1,500,000

 John Tolfree Health System Corp., 6.0%, 9/15/23

 1,491,915

 1,405,000

 Meridian Economic Development Corp. Michigan, 5.25%, 7/1/26

 1,405,464

 3,285,000

 Michigan Public Educational Facilities Authority, 5.875%, 6/1/37

 3,302,148

 2,000,000

 Michigan State Hospital Finance Authority, 5.25%, 11/15/25

 2,022,740

 5,000,000

 Michigan State Hospital Finance Authority, 5.25%, 11/15/26

 5,032,650

 1,000,000

 Michigan State Hospital Finance Authority, 5.5%, 11/15/35

 1,006,710

 $

 17,723,327

 Mississippi - 1.3%

 7,950,000

 County of Lowndes Mississippi, 6.8%, 4/1/22

 $

 9,523,305

 2,750,000

 County of Warren Mississippi, 5.8%, 5/1/34

 3,100,845

 $

 12,624,150

 Missouri - 0.0%

 80,000

 Missouri State Environmental Improvement & Energy Resources Authority, 5.125%, 1/1/20

 $

 80,320

 Montana - 0.3%

 2,785,000

 City of Forsyth Montana, 5.0%, 3/1/31

 $

 2,816,610

 New Hampshire - 1.1%

 1,500,000

 New Hampshire Health & Education Facilities Authority, 4.0%, 10/1/33

 $

 1,523,745

 5,000,000

 New Hampshire Health & Education Facilities Authority, 5.0%, 10/1/32

 5,368,500

 3,750,000

 New Hampshire Health & Education Facilities Authority, 5.0%, 10/1/37

 3,968,288

 $

 10,860,533

 New Jersey - 1.8%

 1,250,000

 Camden County Improvement Authority, 5.75%, 2/15/34

 $

 1,312,512

 475,000

 New Jersey Economic Development Authority, 5.3%, 11/1/26

 476,454

 450,000

 New Jersey Economic Development Authority, 5.375%, 11/1/36

 430,119

 610,000

 New Jersey Economic Development Authority, 5.75%, 1/1/25

 617,405

 3,000,000

 New Jersey Educational Facilities Authority, 5.0%, 7/1/39

 3,507,600

 5,115,000

 New Jersey Health Care Facilities Financing Authority, 5.25%, 7/1/30

 5,389,369

 3,500,000

 New Jersey Health Care Facilities Financing Authority, 7.25%, 7/1/27

 3,501,015

 2,000,000

 New Jersey Transportation Trust Fund Authority, 5.5%, 6/15/41

 2,303,340

 $

 17,537,814

 New Mexico - 0.1%

 1,000,000

 County of Dona Ana New Mexico, 5.25%, 12/1/25

 $

 1,031,970

 New York - 3.3%

 2,500,000

 Albany Industrial Development Agency, 5.25%, 11/15/32

 $

 2,707,650

 6,000,000

 New York State Dormitory Authority, 5.0%, 10/1/41

 6,899,280

 2,145,000

 New York State Dormitory Authority, 5.0%, 7/1/21

 2,554,266

 5,515,000

 New York State Dormitory Authority, 5.25%, 7/1/24

 6,425,968

 5,250,000

 New York State Dormitory Authority, 7.5%, 5/15/13

 5,300,190

 1,000,000

 Port Authority of New York & New Jersey, 6.0%, 12/1/36

 1,168,400

 3,400,000

 Port Authority of New York & New Jersey, 6.0%, 12/1/42

 3,972,560

 1,500,000

 Port Authority of New York & New Jersey, 6.125%, 6/1/94

 1,825,755

 $

 30,854,069

 North Carolina - 1.6%

 12,000,000

 North Carolina Eastern Municipal Power Agency, 6.0%, 1/1/22

 $

 15,393,600

 Ohio - 4.0%

 10,000,000

 Buckeye Tobacco Settlement Financing Authority, 5.75%, 6/1/34

 $

 8,891,000

 6,000,000

 Buckeye Tobacco Settlement Financing Authority, 6.5%, 6/1/47

 5,815,560

 2,000,000

 City of Cincinnati Ohio Water System Revenue, 5.0%, 12/1/36

 2,277,240

 1,000,000

 City of Cincinnati Ohio Water System Revenue, 5.0%, 12/1/37

 1,139,430

 1,500,000

 County of Cuyahoga Ohio, 6.0%, 5/15/37

 1,543,980

 1,500,000

 County of Cuyahoga Ohio, 6.0%, 5/15/42

 1,542,855

 5,000,000

 County of Lake Ohio, 6.0%, 8/15/43

 5,558,750

 10,000,000

 JobsOhio Beverage System, 5.0%, 1/1/38

 11,125,500

 $

 37,894,315

 Oklahoma - 0.7%

 5,590,000

 McGee Creek Authority, 6.0%, 1/1/23

 $

 6,449,239

 Oregon - 0.9%

 3,000,000

 Deschutes & Jefferson Counties School District No 2J Redmond Oregon, 3.0%, 6/15/32

 $

 2,906,730

 1,000,000

 Marion County School District No 5 Cascade, 4.0%, 6/15/19

 1,157,880

 2,000,000

 Multnomah County School District No 40, 0.0%, 6/15/30 (c)

 1,098,760

 2,000,000

 Multnomah County School District No 40, 0.0%, 6/15/31 (c)

 1,044,420

 1,715,000

 Multnomah County School District No 40, 0.0%, 6/15/32 (c)

 852,063

 1,000,000

 Oregon Health & Science University, 3.75%, 7/1/27

 1,040,800

 $

 8,100,653

 Pennsylvania - 5.1%

 2,190,000

 Allentown Area Hospital Authority, 6.0%, 11/15/16

 $

 2,220,397

 10,000,000

 Lehigh County Industrial Development Authority, 4.75%, 2/15/27

 10,215,700

 1,000,000

 Montgomery County Industrial Development Authority Pennsylvania, 5.0%, 12/1/24

 1,045,570

 1,000,000

 Montgomery County Industrial Development Authority Pennsylvania, 5.0%, 12/1/30

 1,032,200

 3,000,000

 Northampton County General Purpose Authority, 5.5%, 8/15/40

 3,239,880

 1,000,000

 Pennsylvania Higher Educational Facilities Authority, 5.0%, 7/1/42

 1,045,150

 1,000,000

 Pennsylvania Higher Educational Facilities Authority, 6.0%, 7/1/43

 1,133,600

 11,500,000

 0.86

 Pennsylvania Higher Educational Facilities Authority, Floating Rate Note, 7/1/39

 8,624,655

 5,000,000

 Pennsylvania Turnpike Commission, 5.3%, 12/1/41

 5,434,550

 2,000,000

 Philadelphia Hospitals & Higher Education Facilities Authority, 4.5%, 7/1/37

 2,097,780

 10,900,000

 Philadelphia Hospitals & Higher Education Facilities Authority, 5.0%, 7/1/34

 11,281,173

 1,000,000

 Sports & Exhibition Authority of Pittsburgh and Allegheny County, 5.0%, 2/1/30

 1,098,370

 $

 48,469,025

 Puerto Rico - 0.6%

 925,000

 Puerto Rico Public Buildings Authority, 5.25%, 7/1/33

 $

 868,936

 75,000

 Puerto Rico Public Buildings Authority, 5.25%, 7/1/33 (Pre-Refunded)

 79,688

 5,000,000

 Puerto Rico Sales Tax Financing Corp., 5.25%, 8/1/57

 5,133,600

 $

 6,082,224

 Rhode Island - 0.6%

 5,200,000

 Tobacco Settlement Financing Corp. Rhode Island, 6.25%, 6/1/42

 $

 5,356,000

 South Carolina - 1.3%

 8,265,000

 South Carolina State Public Service Authority, 5.0%, 12/1/43

 $

 9,087,285

 2,500,000

 South Carolina Transportation Infrastructure Bank, 3.625%, 10/1/33

 2,464,375

 500,000

 State of South Carolina, 5.0%, 4/1/20

 622,405

 $

 12,174,065

 South Dakota - 0.1%

 65,000

 South Dakota Conservancy District, 5.625%, 8/1/17 (Pre-Refunded)

 $

 65,291

 1,000,000

 South Dakota Health & Educational Facilities Authority, 5.0%, 7/1/42

 1,079,170

 $

 1,144,461

 Tennessee - 0.5%

 4,000,000

 Metropolitan Government of Nashville & Davidson County Tennessee, 4.0%, 7/1/24

 $

 4,515,960

 Texas - 7.0%

 7,100,000

 Central Texas Regional Mobility Authority, 0.0%, 1/1/25 (c)

 $

 4,231,600

 3,000,000

 Central Texas Regional Mobility Authority, 0.0%, 1/1/26 (c)

 1,668,870

 3,000,000

 Central Texas Regional Mobility Authority, 0.0%, 1/1/27 (c)

 1,574,730

 2,500,000

 Central Texas Regional Mobility Authority, 6.75%, 1/1/41

 2,902,900

 8,285,000

 Dallas Area Rapid Transit, 5.25%, 12/1/29

 10,615,488

 10,000,000

 Dallas County Utility & Reclamation District, 5.375%, 2/15/29

 10,889,600

 1,000,000

 Harris County Cultural Education Facilities Finance Corp., 5.0%, 6/1/28

 1,100,430

 1,000,000

 Harris County Cultural Education Facilities Finance Corp., 5.0%, 6/1/33

 1,072,480

 390,000

 Houston Higher Education Finance Corp., 5.0%, 5/15/40

 439,725

 20,000

 Lower Colorado River Authority, 5.25%, 5/15/21 (Pre-Refunded)

 20,121

 2,000,000

 North Texas Tollway Authority, 5.0%, 1/1/38

 2,214,960

 3,000,000

 Richardson Hospital Authority, 6.0%, 12/1/34

 3,056,910

 1,000,000

 Seguin Higher Education Facilities Corp., 5.0%, 9/1/23

 1,023,170

 5,000,000

 State of Texas, 5.0%, 8/1/27

 5,949,850

 4,000,000

 Texas Municipal Gas Acquisition & Supply Corp III, 5.0%, 12/15/31

 4,239,800

 10,410,000

 Texas Private Activity Bond Surface Transportation Corp., 7.0%, 6/30/40

 12,559,353

 2,255,000

 Texas State Public Finance Authority Charter School Finance Corp., 6.2%, 2/15/40

 2,660,269

 $

 66,220,256

 Utah - 0.2%

 1,115,000

 South Davis Recreational District, 4.0%, 1/1/24

 $

 1,257,965

 500,000

 Utah State Charter School Finance Authority, 5.75%, 7/15/20

 538,475

 $

 1,796,440

 Vermont - 0.1%

 1,295,000

 Vermont Educational & Health Buildings Financing Agency, 5.0%, 7/1/24

 $

 1,268,712

 Virginia - 3.9%

 5,000,000

 Chesapeake Bay Bridge & Tunnel District, 5.5%, 7/1/25

 $

 5,815,800

 1,500,000

 Prince William County Industrial Development Authority, 5.2%, 10/1/26 (Pre-Refunded)

 1,567,020

 3,925,000

 Prince William County Industrial Development Authority, 5.35%, 10/1/36 (Pre-Refunded)

 4,103,352

 13,990,000

 Tobacco Settlement Financing Corp. Virginia, 5.0%, 6/1/47

 11,772,165

 4,000,000

 University of Virginia, 5.0%, 6/1/37

 4,704,560

 7,500,000

 Washington County Industrial Development Authority Virginia, 7.75%, 7/1/38

 9,210,225

 $

 37,173,122

 Washington - 7.6%

 10,000,000

 City of Seattle Washington, 4.0%, 9/1/37

 $

 10,356,900

 10,000,000

 FYI Properties, 5.5%, 6/1/39

 11,142,600

 1,000,000

 King & Snohomish Counties School District No. 417 Northshore, 5.0%, 12/1/30

 1,168,950

 1,000,000

 King & Snohomish Counties School District No. 417 Northshore, 5.0%, 12/1/31

 1,164,570

 10,000,000

 King County Housing Authority, 5.5%, 5/1/38

 10,896,100

 3,000,000

 King County Public Hospital District No. 1, 5.25%, 12/1/37

 3,299,310

 1,000,000

 Pierce County School District No. 3 Puyallup, 5.0%, 12/1/23

 1,223,730

 10,500,000

 Tobacco Settlement Authority of Washington, 6.625%, 6/1/32

 10,722,495

 5,600,000

 University of Washington, 5.0%, 6/1/37

 6,281,240

 1,000,000

 Washington Health Care Facilities Authority, 4.25%, 10/1/37

 1,029,180

 2,400,000

 Washington Health Care Facilities Authority, 6.125%, 8/15/37

 2,621,088

 4,000,000

 Washington Health Care Facilities Authority, 6.5%, 11/15/33 (Pre-Refunded)

 4,398,920

 5,000,000

 5.25

 Washington Health Care Facilities Authority, Floating Rate Note, 10/1/33

 5,463,600

 2,045,000

 Washington State Housing Finance Commission, 5.25%, 1/1/17

 2,086,718

 $

 71,855,401

 Wisconsin - 0.5%

 1,430,000

 Adams-Friendship Area School District, 6.5%, 4/1/16

 $

 1,660,559

 3,000,000

 Wisconsin Health & Educational Facilities Authority, 5.125%, 8/15/35

 3,261,660

 $

 4,922,219

 Wyoming - 0.1%

 1,000,000

 County of Laramie Wyoming, 5.0%, 5/1/37

 $

 1,087,970

 TOTAL MUNICIPAL BONDS

 (Cost $846,288,928)

 $

 928,199,036

 Shares

 TEMPORARY CASH INVESTMENTS - 0.8%

 8,000,000

 BlackRock Liquidity Funds MuniFund Portfolio

 $

 8,000,000

 TOTAL TEMPORARY CASH INVESTMENTS

 (Cost $8,000,000)

 $

 8,000,000

 TOTAL INVESTMENT IN SECURITIES - 98.6%

 $

 936,839,036

 (Cost $854,928,928) (a)

 OTHER ASSETS & LIABILITIES - 1.4%

 $

 12,823,973

 TOTAL NET ASSETS - 100.0%

 $

 949,663,009

 *

 Non-income producing security.

 (Pre-Refunded)

Pre-refunded bonds have been collateralized by U.S. Treasury securities which are held in escrow and used to pay principal and interest on the tax-exempt issue and to retire the bonds in full at the earliest refunding date.

 (144A)

Security is exempt from registration under Rule 144A of the Securities Act of 1933.  Such securities may be resold normally to qualified institutional buyers in a transaction exempt from registration.  At March 31, 2013, the value of these securities amounted to $640,000 or 0.1% of total net assets.

 (a)

 At March 31, 2013, the net unrealized gain on investments based on cost for federal income tax purposes of $852,430,162 was as follows:

 Aggregate gross unrealized gain for all investments in which there is an excess of value over tax cost

 $

 91,962,295

 Aggregate gross unrealized loss for all investments in which there is an excess of tax cost over value

 (7,553,421)

 Net unrealized gain

 $

 84,408,874

 (b)

 Debt obligation with a variable interest rate.  Rate shown is rate at end of period.

 (c)

 Security issued with a zero coupon. Income is recognized through accretion of discount.

 Various inputs are used in determining the value of the Fund’s investments.  These inputs are summarized in the three broad levels listed below.

 Level 1 – quoted prices in active markets for identical securities

 Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.) See Notes to Financial Statements - Note 1A.

 Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining fair value of investments) See Notes to Financial Statements - Note 1A.

 Generally, equity securities are categorized as Level 1, fixed income securities and senior loans as Level 2 and securities valued using fair value methods (other than prices supplied by independent pricing services) as Level 3.  See Notes to Financial Statements - Note 1A.

 The following is a summary of the inputs used as of March 31, 2013, in valuing the Fund’s investments:

 Level 1

 Level 2

 Level 3

 Total

 Common Stocks

$
640,000

$
-

$
-

$
640,000

 Municipal Bonds

-

928,199,036

-

928,199,036

 Temporary Cash Investments

-

8,000,000

-

8,000,000

 Total

$
640,000

$
936,199,036

$
-

$
936,839,036

 ITEM 2. CONTROLS AND PROCEDURES. (a) Disclose the conclusions of the registrant's principal executive and principal financial officers, or persons performing similar functions, regarding the effectiveness of the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act (17 CFR 270.30a-3(c))) as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the Act (17 CFR 270.30a-3(b))) and Rule 13a-15(b) or 15d-15(b) under the Exchange Act (17 CFR 240.13a-15(b) or 240.15d-15(b)). The registrant's principal executive officer and principal financial officer have concluded that the registrant's disclosure controls and procedures are effective based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report. (b) Disclose any change in the registrant's internal controls over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d)) that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting. There were no significant changes in the registrant's internal control over financial reporting that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting. ITEM 3. EXHIBITS. (a) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)). Filed herewith. SIGNATURES [See General Instruction F] Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized. (Registrant) Pioneer Series Trust II By (Signature and Title)* /s/ John F. Cogan, Jr. John F. Cogan, Jr, President Date May 30, 2013 Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated. By (Signature and Title)* /s/ John F. Cogan, Jr. John F. Cogan, Jr., President Date May 30, 2013 By (Signature and Title)* /s/ Mark Bradley Mark Bradley, Treasurer Date May 30, 2013 * Print the name and title of each signing officer under his or her signature.